Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Aluminum swap [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	22.16%	14.83%
Pre-tax impact on equity Price Increases	$ 370	$ 212
Prices decrease	$ (370)	$ (212)
Exchange traded sugar futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	29.60%	29.38%
Pre-tax impact on equity Price Increases	$ 18	$ 26
Prices decrease	$ (18)	$ (26)
Exchange traded wheat futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	29.31%	30.99%
Pre-tax impact on equity Price Increases	$ 124	$ 158
Prices decrease	$ (124)	$ (158)
Natural gas and energy derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	23.83%	20.37%
Pre-tax impact on equity Price Increases	$ 74	$ 43
Prices decrease	$ (74)	$ (43)
Rice swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	22.08%	20.20%
Pre-tax impact on equity Price Increases	$ 43	$ 45
Prices decrease	$ (43)	$ (45)
Corn swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	23.85%	24.81%
Pre-tax impact on equity Price Increases	$ 47	$ 45
Prices decrease	$ (47)	$ (45)
Plastic derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	20.54%	17.50%
Pre-tax impact on equity Price Increases	$ 17	$ 15
Prices decrease	$ (17)	$ (15)